Note P - Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]
	Actual		Minimum Regulatory	Minimum To Be Well
2018	Amount	Ratio	Capital Ratio	Capitalized (1)
Total capital (to risk weighted assets)
Consolidated	$127,487	17.7%	8.0%	10.0%
Bank	114,947	16.2	8.0	10.0
Common equity Tier 1 capital (to risk weighted assets)
Consolidated	112,259	15.6	4.5	N/A
Bank	108,547	15.3	4.5	6.5
Tier 1 capital (to risk weighted assets)
Consolidated	120,759	16.7	6.0	6.0
Bank	108,547	15.3	6.0	8.0
Tier 1 capital (to average assets)
Consolidated	120,759	11.8	4.0	N/A
Bank	108,547	10.7	4.0	5.0
	Actual		Minimum Regulatory	Minimum To Be Well
2017	Amount	Ratio	Capital Ratio	Capitalized (1)
Total capital (to risk weighted assets)
Consolidated	$118,456	16.6%	8.0%	10.0%
Bank	107,929	15.3	8.0	10.0
Common equity Tier 1 capital (to risk weighted assets)
Consolidated	102,457	14.3	4.5	N/A
Bank	100,759	14.3	4.5	6.5
Tier 1 capital (to risk weighted assets)
Consolidated	110,957	15.5	6.0	6.0
Bank	100,759	14.3	6.0	8.0
Tier 1 capital (to average assets)
Consolidated	110,957	11.0	4.0	N/A
Bank	100,759	10.1	4.0	5.0